Convertible Debt (Details Textual) - USD ($)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 10, 2016	Aug. 05, 2015	Aug. 03, 2015	May 18, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Feb. 28, 2015
Convertible Debt Textual [Abstract]
Issuance of common stock for debt and accrued interest conversion								$ 1,240,470		$ 861,518	$ 94,724
Derivative liability reclass into additional paid in capital upon notes conversion								125,710	$ 182,701	182,701
Amortization of warrant discount						$ 70,970	$ 56,716	141,940	63,426	204,098
Amortization of prepaid financing cost						206,185	117,254	412,370	175,333	514,207
Amortization of debt discount						181,700	10,092	425,374	58,676	195,239	18,668
Accrued and unpaid interest				$ 84,599		2,575,434		2,575,434		1,678,138
Convertible debt						418,651		418,651		5,805,466	2,113,558
Current portion of notes payable, net of discounts						$ 5,761,074		$ 5,761,074		$ 609,905	999,385
Interest rate						8.00%		8.00%		10.00%
Convertible debt, Description										On May 6, 2016, the Company exchanged a debenture with an unpaid principal amount of $195,000 and unpaid interest of $94,839 for $7,821 in cash, a 12% Senior Secured Convertible Promissory Note for $282,018 convertible into the Company's common stock at $0.10 per share and a warrant to purchase 564,036 shares of the Company's common stock at $0.15 per share which expires on May 6, 2021.
Amortization of debt discount and interest expense						$ 68,373	0	$ 74,772	0	$ 39,883	0
Principal amount of convertible promissory note										$ 0		$ 260,000
Warrant exercise price										$ 0.15
Fair value of warrants issued for deferred finance cost										$ 685,250
Interest expense on debt				$ 224,599		216,148	164,257	450,496	255,786
Loss (gain) in fair value of derivative						(2,561)		(62,418)		(18,868)	(152,253)
Warrant expiration term										5,000
Net proceeds from issuance of debt										4,775,468
Deferred financing cost										545,780
Accounts payable										96,552
Additional deferred financing cost										104,400
Amortization of deferred financing costs										514,207
Fair value of warrants issued in connection with convertible notes										19,183
Beneficial conversion feature										1,310,900
Beneficial conversion feature to additional paid in capital										1,310,900
Description of warrants rights				The holders of the New Notes will also receive warrants to purchase the Company's common stock, equal to 20% of the initial convertible amount of the New Notes, at an exercise price of $0.15 per share.
Convertible debt						418,651		418,651		5,805,466	2,113,558
Current portion of notes payable, net of discounts						5,761,074		5,761,074		609,905	999,385
Fair value of debt amount										2,310,000
Fair value of warrants										434,700
Loss on settlement of debt						$ (48,000)		$ (48,000)		(2,865,234)
Debt conversion, amount										$ 579,500	$ 48,000
Common stock to be issued for debt settlement, shares					18,231,003					2,820,180	400,000
Common Stock [Member]
Convertible Debt Textual [Abstract]
Issuance of common stock for debt and accrued interest conversion, Shares								12,170,263		9,781,375	3,445,161
Issuance of common stock for debt and accrued interest conversion								$ 12,170		$ 9,781	$ 3,445
Warrant [Member]
Convertible Debt Textual [Abstract]
Warrant exercise price										$ 0.06	$ 0.15
Fair value of warrants issued for deferred finance cost											$ 455,747
Fair value of warrants										$ 434,700
Loss on settlement of debt										2,520,100
Derivative [Member]
Convertible Debt Textual [Abstract]
Amortization of debt discount	$ 76,163	$ 10,778	$ 27,714
Fair value of embedded derivative	206,996	102,296	80,405
Interest expense on debt	$ 130,833	$ 69,627	$ 74,582
Series A Warrant [Member]
Convertible Debt Textual [Abstract]
Principal amount of convertible promissory note										$ 1,000
Warrant exercise price										$ 0.15
Warrant to purchase shares										2,000
Series A Senior Secured Convertible Promissory Notes [Member]
Convertible Debt Textual [Abstract]
Secured convertible promissory note										$ 5,417,800
Interest rate per annum										12.00%
Conversion price										$ 0.10
12% Senior Secured Convertible Promissory Note
Convertible Debt Textual [Abstract]
Principal amount of convertible promissory note										$ 0
Fair value of debt amount										535,834
Fair value of warrants										91,317
Loss on settlement of debt										345,133
Debt conversion, amount										$ 282,018
Common stock to be issued for debt settlement, shares										2,820,180
Maximum [Member]
Convertible Debt Textual [Abstract]
Interest rate										15.00%
Conversion price					$ 1.00
Warrant exercise price										$ 0.10
Maximum [Member] | Warrant [Member]
Convertible Debt Textual [Abstract]
Warrant exercise price										$ 0.15	$ 0.20
Minimum [Member]
Convertible Debt Textual [Abstract]
Interest rate										8.00%
Conversion price							$ 0.04		$ 0.04
Warrant exercise price										$ 0.07
Minimum [Member] | Warrant [Member]
Convertible Debt Textual [Abstract]
Warrant exercise price										$ 0.06	$ 0.01
Fair value of warrants issued for deferred finance cost											$ 2,139
Loan Agreement [Member]
Convertible Debt Textual [Abstract]
Interest rate	7.00%	8.00%
Maturity date	Dec. 10, 2017	Aug. 05, 2017	Aug. 03, 2018
Convertible debt, Description	The Conversion Price is the 80% of the average closing price of the last thirty trading days of the stock, not lower than $0.10. The Note accrues interest at a rate of 7% per annum and matures on December 10, 2017.	The Conversion Price is the 90% of the current fair market price, not lower than $0.05.	The Conversion Price is the 70% of the VWAP for the prior 30 days, not lower than $0.07. The Note accrues interest at a rate of 8% per annum and matures on August 3, 2018.
Principal amount of convertible promissory note	$ 160,330	$ 97,000	$ 97,000
Convertible Notes Payable [Member]
Convertible Debt Textual [Abstract]
Accrued and unpaid interest										$ 1,678,138	1,520,620
Interest rate										10.00%
Interest expense on debt										$ 511,101	241,012
Loss (gain) in fair value of derivative										$ (18,868)	$ (171,121)
Maturity date, start range										May 31, 2010
Maturity date, end range										Jun. 30, 2019
Convertible Notes Payable II [Member]
Convertible Debt Textual [Abstract]
Interest rate										10.00%
Maturity date, end range										Jun. 30, 2017
Promissory Note [Member]
Convertible Debt Textual [Abstract]
Interest rate				12.00%
Principal amount of convertible promissory note				$ 1,050,000
Loss on settlement of debt										$ 825,401